Fees Summary	Jan. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,000,000,000
Previously Paid Amount	0
Total Fee Amount	414,300
Total Offset Amount	$ 0
Narrative Disclosure
1	Final prospectus supplement

Net Fee	$ 414,300
Narrative - Max Aggregate Offering Price	$ 3,000,000,000
Final Prospectus	true